Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Jun. 01, 2023 CNY (¥) ¥ / shares shares	Feb. 05, 2021 ¥ / shares shares	Feb. 17, 2020 ¥ / shares shares	Jun. 30, 2019 ¥ / shares shares	Jan. 22, 2019 CNY (¥) shares	Jan. 22, 2019 $ / shares	Feb. 29, 2024 CNY (¥) ¥ / shares	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 29, 2024 USD ($)	Jun. 30, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted	1,155,000				460,000
Shares option granted per share | (per share)	¥ 2					$ 4.6	¥ 14.40
Incremental compensation cost | ¥	¥ 453				¥ 3,967
Compensation expense | ¥							¥ 400				¥ 127
Incremental compensation cost amortized over remaining vesting period | ¥	¥ 53				¥ 3,840
Share-based compensation expenses							3,122	$ 434	¥ 3,168	¥ 9,002
Unrecognized compensation cost related to non-vested share options							¥ 1,830					$ 254
Unrecognized compensation cost expected to recognized over a weighted-average period							1 year 1 month 24 days	1 year 1 month 24 days
Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Shares option granted		860,000
Weighted average grant date fair value of options granted per share | ¥ / shares		¥ 13.24
Options expiration period		10 years
Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Shares option granted		860,000
Weighted average grant date fair value of options granted per share | ¥ / shares		¥ 13.24
Options expiration period		10 years
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years	4 years	4 years
Shares option granted	100,000	860,000	80,000	360,000
Weighted average grant date fair value of options granted per share | ¥ / shares	¥ 17.75	¥ 13.24	¥ 10.03	¥ 10.46
Options expiration period	10 years	10 years	10 years
2015 Option Plan and 2017 Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized to issue													4,201,330